Goodwill and Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	$ 3,161,980,000	$ 3,125,293,000
Impairment charge	(790,173,000)
Acquisitions	41,017,000	39,471,000
Other	(573,000)	(2,784,000)
Balance at the end of the period	2,412,251,000	3,161,980,000
Terminix
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	1,424,518,000	1,397,414,000
Acquisitions	34,220,000	27,789,000
Other	(248,000)	(685,000)
Balance at the end of the period	1,458,490,000	1,424,518,000
TruGreen
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	1,201,922,000	1,191,071,000
Impairment charge	(790,173,000)
Acquisitions	5,586,000	11,682,000
Other	(266,000)	(831,000)
Balance at the end of the period	417,069,000	1,201,922,000
Impairment loss
Impairment of nondeductible goodwill being reason for change in the tax rate	790,200,000
American Home Shield
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	347,573,000	347,783,000
Other	(93,000)	(210,000)
Balance at the end of the period	347,480,000	347,573,000
ServiceMaster Clean
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	135,677,000	135,894,000
Other	92,000	(217,000)
Balance at the end of the period	135,769,000	135,677,000
Other Operations and Headquarters
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	52,290,000	53,131,000
Acquisitions	1,211,000
Other	(58,000)	(841,000)
Balance at the end of the period	53,443,000	52,290,000
Merry Maids
Goodwill balances by segment for continuing operations
Other		$ 800,000